Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 134,375,526.54
Total Fee Amount	11,690.67
Total Offset Amount	0.00
Net Fee	$ 11,690.67
Offering Table N/A
Offset Table N/A	N/A